Capital management (Tables)	3 Months Ended
Mar. 31, 2026
Capital management
Schedule of Company's rating

Rating (1)

	S&P Global	Moody’s	Fitch

Corporate credit rating	BBB-	Baa3	BBB-
Outlook	stable	stable	stable
(1)	A rating is not a recommendation to buy, sell, or hold securities of the Company and may be subject to suspension, change, or withdrawal at any time by the assigning rating agency.